Stock-Based Compensation (Details) - Schedule of stock-based compensation expenses	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of stock-based compensation expenses [Abstract]
Communication and technology	$ 335,000
Marketing	363,000
Services fees	294,000
Compensation and benefits	934,800
Professional fees	228,000
General and administrative	1,502,000
Total stock-based compensation	$ 3,656,800